Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 62,777
Exercise price | $ / shares	$ 22.5
Expiration date	Jan. 23, 2022
Warrants One [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 23,333
Exercise price | $ / shares	$ 3.87
Expiration date	Oct. 22, 2025
Warrants Two [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 77,778
Exercise price | $ / shares	$ 4.5
Expiration date	Oct. 22, 2025
Warrants Three [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 43,196
Exercise price | $ / shares	$ 7.47
Expiration date	Oct. 22, 2025
Warrants Four [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 2,567
Exercise price | $ / shares	$ 4.95
Expiration date	Oct. 22, 2025
Warrants Five [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 460,915
Exercise price | $ / shares	$ 4.5
Expiration date	Jun. 29, 2030
Warrants Six [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 460,915
Exercise price | $ / shares	$ 1.25
Expiration date	Jun. 29, 2030
Warrants Seven [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 210,000
Exercise price | $ / shares	$ 6.25
Expiration date	Jun. 25, 2026
Warrants Eight [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 458,716
Exercise price | $ / shares	$ 3.27
Expiration date	Dec. 30, 2026
Warrants Nine [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 600,000
Exercise price | $ / shares	$ 3.5
Expiration date	Dec. 30, 2026
Warrants Ten [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 250,000
Exercise price | $ / shares	$ 4
Expiration date	Dec. 30, 2026
Warrants Eleven [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 250,000
Exercise price | $ / shares	$ 5
Expiration date	Dec. 30, 2026